PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2021
PREPAID LAND LEASES
PREPAID LAND LEASES
NOTE 8 - PREPAID LAND LEASES
A summary of prepaid land leases is as follows:

	June 30,
	2020	2021
Prepaid land leases	$18,681	$20,200
Less: Accumulated amortization	(2,939)	(3,632)

	$15,742	$16,568

The amortization for the years ended June 30, 2019, 2020 and 2021 was

$
264
, $
384
and $
454
, respectively.
The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2022	$419
2023	419
2024	419
2025	419
2026	419